Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

15 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments represent interests in listed and unlisted securities. The fair value of listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate. Refer to note 17 for further information.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2022 £m	2023 £m
Investments in joint ventures and associates	159	178
Venture capital investments	127	97
Total	286	275

15 Investments (continued)

An analysis of changes in the carrying value of investments in joint ventures and associates is set out below:

	2022 £m	2023 £m
At start of year	105	159
Share of results of joint ventures and associates	19	46
Dividends received from joint ventures and associates	(33)	(21)
Acquisitions	62	-
Disposals and other	1	-
Exchange translation differences	5	(6)
At end of year	159	178

Summarised aggregate information in respect of the Group’s share of joint ventures and associates is set out below:

	RELX’s share
	2022 £m	2023 £m
Revenue	55	123
Net profit for the year	19	46

Total assets	190	200
Total liabilities	(75)	(61)
Net assets	115	139
Goodwill	44	39
Total	159	178

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures and associates in 2023 and 2022.